Deferred IPO Costs (Tables)	6 Months Ended
Sep. 30, 2025
Deferred IPO Costs [Abstract]
Schedule of Deferred IPO Costs

Deferred IPO costs consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Legal fees	$—	$294,881
Accounting related fees	—	278,830
Underwriting fees	—	120,220
Other miscellaneous fees	—	189,362
Total	$—	$883,293